Loan Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans Payable [Abstract]
Loan received	$ 0	$ 20,320	$ 15,000
Loan payable	35,320	35,320
Interest on loan payable	$ 6,068	$ 2,526